Condensed Financial Information of Parent Company - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
ASSETS
Total assets	$ 656,927	$ 338,502	[1]	$ 193,443
LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	331,852	307,891	[1]	272,154
MEMBER'S EQUITY (DEFICIT)
Accumulated equity (deficit)	(527,023)	(379,571)	[1]
Total Alignment Healthcare, Inc. stockholders' equity	325,060	30,611	[1]
Total liabilities and stockholders or member 's equity (deficit)	$ 656,927	338,502	[1]	193,443
Alignment Healthcare, Inc [Member]
ASSETS
INVESTMENT IN SUBSIDIARY		30,611		0
Total assets		30,611		0
LIABILITIES AND STOCKHOLDERS' EQUITY
INVESTMENT IN SUBSIDIARY		0		78,711
Total liabilities		0		78,711
MEMBER'S EQUITY (DEFICIT)
Accumulated equity (deficit)		30,611		(78,711)
Total Alignment Healthcare, Inc. stockholders' equity		30,611		(78,711)
Total liabilities and stockholders or member 's equity (deficit)		$ 30,611		$ 0

[1]	The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date and was retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.